Current Liabilities - Convertible Note - Summary of convertible note at fair value (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Net change in fair value	$ 11,318	$ 144,115	$ 125,317
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	0
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	0
Convertible Note at Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	1,104,878	960,763
Net change in fair value	11,318	144,115
Transfer to contributed equity on conversion of Convertible Notes	(532,990)	0
Transfer to accumulated losses on conversion of Convertible Notes	(583,206)	0
Convertible note at fair value at end of reporting period	$ 0	$ 1,104,878	$ 960,763